INCOME TAX (Details 3) (RUB) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Significant balances for income tax losses carried forward
Operating losses	22,961	27,552
Tax losses	5,880	6,689
Valuation allowance
Sale of investment in Svyazinvest	2,160	2,089
Operating loss in Luxemburg (MGTS Finance S.A.)	3,086	2,863
Other	258
Valuation allowances	5,504	4,952
Luxembourg (MGTS Finance S.A.)
Significant balances for income tax losses carried forward
Operating losses	14,064	13,053
Tax losses	4,101	3,789
Russia (Comstar-Regions and other)
Significant balances for income tax losses carried forward
Operating losses	8,897	14,499
Tax losses	1,779	2,900